T. ROWE PRICE NEW ERA FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 93.2%
AGRICULTURE 2.7%
Fertilizers & Agricultural Chemicals 1.8%
CF Industries Holdings	891,778	24,256
Yara International (NOK)	440,731	13,936
		38,192
Packaged Foods & Meats 0.9%
Sanderson Farms	162,800	20,076
		20,076
Total Agriculture		58,268
CHEMICALS 18.4%
Commodity Chemicals 0.8%
Westlake Chemical	418,889	15,989
		15,989
Diversified Chemicals 2.7%
Akzo Nobel (EUR)	250,540	16,478
Huntsman	744,071	10,737
PPG Industries	374,700	31,325
		58,540
Industrial Gases 6.6%
Air Products & Chemicals	343,563	68,578
Linde	421,039	72,840
		141,418
Specialty Chemicals 8.3%
Croda International (GBP)	273,833	14,447
Koninklijke DSM (EUR)	287,810	32,375
Quaker Chemical	155,870	19,683
RPM International	607,300	36,134
Sherwin-Williams	79,550	36,555
Shin-Etsu Chemical (JPY)	107,900	10,605
Symrise (EUR)	166,525	15,405

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Victrex (GBP)	485,114	11,719
		176,923
Total Chemicals		392,870
ENERGY INDUSTRIALS 12.5%
Construction & Engineering 1.0%
Jacobs Engineering Group	264,000	20,927
		20,927
Construction & Farm Machinery & Heavy Trucks 3.6%
AGCO	213,400	10,083
Bucher Industries (CHF)	46,518	12,261
Caterpillar	202,200	23,463
Deere	104,600	14,452
Toro	255,900	16,656
		76,915
Electrical Components & Equipment 0.6%
Schneider Electric (EUR)	159,600	13,490
		13,490
Industrial Machinery 4.0%
Epiroc, B Shares (SEK)	1,716,243	16,917
Metso (EUR)	255,396	6,019
Rotork (GBP)	2,558,956	6,770
Sandvik (SEK)	1,265,656	17,804
Valmet (EUR)	594,564	11,542
Valmont Industries	78,500	8,319
Wartsila (EUR)	1,189,594	8,687
Weir Group (GBP)	965,902	8,591
		84,649
Metal & Glass Containers 2.9%
Ball	585,579	37,864
Silgan Holdings	406,800	11,805
Verallia (EUR) (1)	492,435	12,087
		61,756

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Railroads 0.4%
Union Pacific	65,600	9,252
		9,252
Total Energy Industrials		266,989
ENERGY SERVICES & PROCESSORS 9.1%

Oil & Gas Equipment & Services 4.1%
Apergy (1)	1,255,200	7,217
Cactus, Class A	349,186	4,051
Enerflex (CAD)	1,213,400	5,027
Energy Reservoir Holdings, Class A-1
Acquisition Date: 4/30/19, Cost $10,109 (1)(2)(3)(4)	10,108,939	7,481
Halliburton	1,831,700	12,547
Liberty Oilfield Services, Class A	1,513,802	4,072
Schlumberger	1,641,850	22,148
TechnipFMC	840,400	5,664
Tenaris (EUR)	2,310,747	13,940
TGS NOPEC Geophysical (NOK)	481,610	5,349
		87,496
Oil & Gas Refining & Marketing 1.0%
Marathon Petroleum	408,720	9,654
Phillips 66	220,300	11,819
		21,473
Oil & Gas Storage & Transportation 3.4%
Enbridge	483,300	14,059
Plains GP Holdings, Class A	196,400	1,102
TC Energy	1,037,700	45,970
Venture Global LNG, Series B, Acquisition Date: 3/8/18
Cost $489 (1)(2)(4)	162	624
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $11,184 (1)(2)(4)	3,124	12,021
		73,776
Semiconductor Equipment 0.6%
Entegris	276,200	12,366
		12,366
Total Energy Services & Processors		195,111
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)

EXPLORATION & PRODUCTION 11.3%

Non-U.S. Oil & Gas Exploration & Production 1.7%
Aker BP (NOK)	764,618	9,591
Kelt Exploration (CAD) (1)	2,591,116	2,025
Kosmos Energy	3,215,060	2,880
Lundin Energy (SEK)	1,147,709	21,665
		36,161
U.S. Mixed Exploration & Production 0.4%
Contango Oil & Gas (1)	3,005,227	4,508
WPX Energy (1)	1,624,400	4,954
		9,462
U. S. Oil Exploration & Production 9.2%
Concho Resources	989,320	42,392
ConocoPhillips	1,396,300	43,006
Continental Resources	1,205,100	9,207
Devon Energy	1,060,859	7,331
Diamondback Energy	537,531	14,083
EOG Resources	1,118,572	40,179
Magnolia Oil & Gas, Class A (1)	1,752,243	7,009
Parsley Energy, Class A	597,183	3,422
Pioneer Natural Resources	429,250	30,112
		196,741
Total Exploration & Production		242,364
INTEGRATEDS 13.6%

Integrated Oil & Gas 13.6%
Chevron	490,373	35,533
Eni (EUR)	1,573,187	15,634
Equinor (NOK)	3,489,314	43,498
Exxon Mobil	244,459	9,282
Galp Energia (EUR)	3,331,520	38,100
Suncor Energy	1,307,300	20,655
TOTAL (EUR)	3,435,080	129,430
Total Integrateds		292,132

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)

METALS & MINING 11.1%

Diversified Metals & Mining 8.5%
Alumina (AUD)	5,545,277	4,970
Antofagasta (GBP)	1,029,328	9,831
BHP Group (AUD)	2,026,169	36,757
Boliden (SEK)	1,946,153	34,914
ERO Copper (CAD) (1)	1,421,480	10,676
IGO (AUD)	4,940,615	12,692
Lundin Mining (CAD)	3,025,800	11,374
OZ Minerals (AUD)	1,563,081	6,973
Rio Tinto (GBP)	363,489	16,663
South32 (AUD)	8,190,824	9,042
Southern Copper	623,300	17,552
Sumitomo Metal Mining (JPY)	474,900	9,709
		181,153
Precious Metals & Minerals 2.6%
Franco-Nevada (CAD)	93,550	9,347
Kirkland Lake Gold (CAD)	632,777	18,638
Northern Star Resources (AUD)	3,820,589	24,750
Perseus Mining (AUD) (1)	6,333,321	3,599
		56,334
Total Metals & Mining		237,487
OTHER 6.8%

Paper & Forest Products 6.8%
Avery Dennison	169,500	17,267
Domtar	468,000	10,128
International Paper	813,400	25,321
Mondi (GBP)	1,256,103	21,197
Packaging Corp. of America	418,300	36,321
Svenska Cellulosa, Class B (SEK) (1)	941,094	9,313
West Fraser Timber (CAD)	658,200	12,553
Westrock	449,100	12,692
Total Other		144,792

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)
UTILITIES 5.9%
Electric Utilities 4.1%
American Electric Power	214,770	17,177
Entergy	208,167	19,562
NextEra Energy	145,442	34,996
Xcel Energy	271,479	16,370
		88,105
Gas Utilities 0.5%
Atmos Energy	94,040	9,332
		9,332
Multi-Utilities 1.3%
Ameren	171,709	12,505
Sempra Energy	138,515	15,651
		28,156
Total Utilities		125,593
Total Miscellaneous Common Stocks 1.8% (5)		38,930
Total Common Stocks (Cost $2,571,906)		1,994,536

CONVERTIBLE PREFERRED STOCKS 5.3%
AGRICULTURE 0.5%
Fertilizers & Agricultural Chemicals 0.5%
Farmers Business Network, Series D, Acquisition Date: 11/3/17
Cost $11,372 (1)(2)(4)	615,892	10,623
Total Agriculture		10,623
UTILITIES 4.8%
Electric Utilities 3.5%
American Electric Power, 6.125%, 3/15/22	384,216	18,475
NextEra Energy, 5.279%, 3/1/23	801,909	35,544
Southern, Series A, 6.75%, 8/1/22	432,298	19,945
		73,964
Multi-Utilities 1.3%
Dominion Energy, 7.25%, 6/1/22	118,800	11,138
Sempra Energy, Series A, 6.00%, 1/15/21	26,471	2,484
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Sempra Energy, Series B, 6.75%, 7/15/21	156,614	14,707
		28,329
Total Utilities		102,293
Total Convertible Preferred Stocks (Cost $111,310)		112,916
CORPORATE BONDS 0.1%
EXPLORATION & PRODUCTION 0.1%
Continental Resources, 5.00%, 9/15/22	3,140,000	1,963
Total Exploration & Production		1,963
INTEGRATEDS 0.0%
Hess, 4.30%, 4/1/27	1,683,000	1,241
Total Integrateds		1,241
Total Corporate Bonds (Cost $3,442)		3,204
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.95% (6)(7)	5,794,673	5,794
Total Short-Term Investments (Cost $5,794)		5,794

Total Investments in Securities 98.9%
(Cost $2,692,452)		$2,116,450
Other Assets Less Liabilities 1.1%		23,487
Net Assets 100.0%		$2,139,937

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $30,749 and represents 1.4% of net assets.
(3)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

(4)	Level 3 in fair value hierarchy.
(5)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6)	Seven-day yield
(7)	Affiliated Companies
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$31
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$31+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$17,348		¤	¤$	5,794
T. Rowe Price Short-Term
Fund	—		¤	¤	—
$5,794^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $31 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,794.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW ERA FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE NEW ERA FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,186,291$	788,119$	20,126$	1,994,536
Convertible Preferred Stocks	—	102,293	10,623	112,916
Fixed Income Securities[1]	—	3,204	—	3,204
Short-Term Investments	5,794	—	—	5,794
Total	$1,192,085$	893,616$	30,749$	2,116,450

1 Includes Corporate Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(10,803,000) for the period ended March 31, 2020.

($000 s)		Gain
	Beginning	(Loss)		Ending
	Balance	During	Total	Balance
	1/1/20	Period	Sales	3/31/20
Investment in Securities
Common Stocks	$27,196	$(7,070)	$–	$20,126
Convertible
Preferred Stocks	14,355	(3,732)	–	10,623
Bank Loans	11,662	148	(11,810)	–

Total	$53,213	$(10,654)	$(11,810)	$30,749